OTHER NON-CURRENT ASSETS (Schedule of Other Non-Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Other Assets, Noncurrent Disclosure [Abstract]
Deferred costs		¥ 267	$ 39	¥ 1,066
Deposits - long-term	[1]	2,719	395	20,747
Others	[2]	4,890	709	8,579
Other non-current assets		¥ 7,876	$ 1,143	¥ 30,392

[1]	On June 21, 2011, the Group provided interest-free financing amounting to RMB23,608 to Changhai Hospital, a third party, for the purchase of a robotic radiosurgery system, impairment losses of RMB11,527 was provided for the remaining balances as of December 31, 2018.
[2]	For the years ended December 31, 2017 and 2018, no impairment loss were provided for the balances.